Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Total	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2012	$ 679,279	$ 708,453	$ (30,102)	$ 928
Net loss	(124,513)		(124,513)
Foreign currency translation adjustment	(8,558)			(8,558)
Stock-based compensation	1,956	1,956
Net worth adjustment	2,079	2,079
Cash dividends paid	(60,000)	(60,000)
Ending Balance at Dec. 31, 2013	490,243	652,488	(154,615)	(7,630)
Net loss	(238,660)		(238,660)
Foreign currency translation adjustment	(11,333)			(11,333)
Stock-based compensation	1,936	1,936
Capital contribution	32,300	32,300
Cash dividends paid	(50,000)	(50,000)
Ending Balance at Dec. 31, 2014	224,486	636,724	(393,275)	(18,963)
Net loss	(279,107)		(279,107)
Foreign currency translation adjustment	(13,293)			(13,293)
Stock-based compensation	3,121	3,121
Escrow adjustment	(12,200)	(12,200)
Ending Balance at Dec. 31, 2015	(76,993)	$ 627,645	$ (672,382)	$ (32,256)
Foreign currency translation adjustment	2,801
Ending Balance at Jun. 30, 2016	$ (136,376)